Impairments and reversals - Depreciation and impairment (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Impairment Of Assets [Abstract]
Depreciation, depletion and amortisation	[1],[2]	$ (348)	$ 6,295	$ 8,223	$ 5,947	$ 14,119
Depreciation		5,608	5,388	5,890	10,997	11,702
Impairments		153	907	2,334	1,059	2,622
Impairment reversals		$ (6,109)	$ 0	$ (1)	$ (6,109)	$ (205)

[1]	See Note 8 “Impairments and reversals of impairments”.
[2]	See Note 9 “Withdrawal from Russian oil and gas activities”.